Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

9. INTANGIBLE ASSETS

	Patents	Developed software	Customer relationships, Brand and Backlog	Total
Cost
Balance, December 31, 2015	$357,059	$-	$-	$357,059
Additions	1,660	-	-	1,660
Disposals	(13,116)	-	-	(13,116)
Balance, December 31, 2016	345,603	-	-	345,603
Acquisition through business combination (note 3)	-	17,652	22,501	40,153
Additions	150	-	-	150
Disposals	(35,245)	-	-	(35,245)
Foreign currency translation	-	576	1,430	2,006
Balance, December 31, 2017	$310,508	$18,228	$23,931	$352,667

Accumulated Amortization and Impairment
Balance, December 31, 2015	$201,846	$-	$-	$201,846
Amortization	33,522	-	-	33,522
Disposals	(13,116)	-	-	(13,116)
Balance, December 31, 2016	222,252	-	-	222,252
Amortization	20,112	2,249	2,062	24,423
Impairment	4,350	-	-	4,350
Disposals	(13,329)	-	-	(13,329)
Foreign currency translation	-	12	15	27
Balance, December 31, 2017	$233,385	$2,261	$2,077	$237,723

Net Book Value
Balance, December 31, 2015	$155,213	$-	$-	$155,213
Balance, December 31, 2016	$123,351	$-	$-	$123,351
Balance, December 31, 2017	$77,123	$15,967	$21,854	$114,944

The estimated future amortization expense of intangibles as at December 31, 2017 is as follows:

As at December 31, 2017	Patents	Acquired
2018	$18,663	$6,924
2019	13,922	6,924
2020	10,399	6,924
2021	9,661	6,924
2022	9,493	4,683
	$62,138	$32,379